Earnings per Share	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Note 15 –	Earnings per Share

Basic net income per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares comprise shares issuable upon the exercise of Series A Warrants, Series B Warrants and Agent Warrants, using the treasury stock method. The reconciliation of the numerators and denominators of the basic and diluted EPS computations for income from continuing operations is shown as follows:

	Nine Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Net income	$2,375,945	$6,500,883
Basic earnings per share	$0.12	$0.35
Basic weighted average shares outstanding	19,798,131	18,547,297
Diluted earnings per share	$0.12	$0.35
Diluted weighted average shares outstanding	19,799,261	18,547,297

	Three Months Ended September 30,
	2011	2010
	(Unaudited)	(Unaudited)

Net income	$1,283,628	$4,387,084
Basic earnings per share	$0.06	$0.24
Basic weighted average shares outstanding	20,334,796	18,547,297
Diluted earnings per share	$0.06	$0.24
Diluted weighted average shares outstanding	20,338,320	18,547,297

Series A Warrants and Series B Warrants to acquire 138,000 shares of common stock were not included in the computation of diluted EPS because the effect would have been anti-dilutive.  Agent Warrants to acquire 54,082 shares of common stock had a dilutive effect for the nine and three months ended September 30, 2011, and incremental shares of 1,130 shares and 3,524 shares had been included in the calculation of diluted weighted average shares outstanding for the nine and three months ended September 30, 2011, respectively.  These warrants were still outstanding as of September30, 2011.